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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108

                          Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2005 through March 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                    PIONEER
                             -----------------------
                                   FUNDAMENTAL
                                     GROWTH
                                     FUND

                                     Annual
                                     Report

                                     3/31/06


                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2
Portfolio Management Discussion                                              4
Portfolio Summary                                                            8
Prices and Distributions                                                     9
Performance Update                                                          10
Comparing Ongoing Fund Expenses                                             13
Schedule of Investments                                                     15
Financial Statements                                                        21
Notes to Financial Statements                                               27
Report of Independent Registered Public Accounting Firm                     34
Factors Considered by the Independent Trustees in Approving
the Management Contract                                                     35
Trustees, Officers and Service Providers                                    41

                                                                     President's

Dear Shareowners,
--------------------------------------------------------------------------------
There's a conundrum seen when observing the U.S. economy. In spite of sky high oil prices and real estate prices starting to soften, the U.S. economy was on a tear in the first quarter of 2006. Sizzling, roaring, and surging are terms used recently in headlines to describe the current state of our economy.

Our nation's gross domestic product (GDP), the broadest measure of the economy's strength, rose at an annual rate of 4.8% in the first quarter, the fastest growth rate since the third quarter of 2003. Part of this growth is a rebound from a soft fourth quarter, but there is also real underlying growth. Business spending is up 14.3% as the caution of previous years is being overcome by the need for equipment and technology. Consumers are doing their part by pushing the sales of consumer durables up 20.6% through the purchase of new household goods and luxury items.

It is difficult to project how long this growth will last, but most economists tend to agree that it can do so as long as business and consumer demand continues and inflation remains low.

Foreign markets are also faring well, benefiting from growth-oriented economic policies, and world economic growth is becoming more broadly based. The Japanese economy is expanding, and there are signs of a sustained recovery in Europe. Growth in the emerging economies and developing nations remains solid, with tremendous strength in China, India and Russia. Looking forward, we expect strong growth to continue, yet we remain cautious.

Investor confidence, a favorable economic climate and healthy corporate profitability and cash flow have helped global stock markets continue their strong performance in 2006.

The broad U.S. stock market is doing extremely well thus far in 2006. Investors seem to have grown accustomed to companies generally delivering on their earnings promises, lessening anxiety in the marketplace. Investors are feeling confident with stocks, especially those of mid-sized and small companies, which have far outpaced large-cap stocks.

Yet, the Federal Reserve response to the strong economy in the first quarter has been cautious, weighing whether further interest hikes are necessary.

Letter


This concerns some in the financial markets, who have grown accustomed to the Fed confidently determining the movement of rates in the past.

The Treasury-bond market ended the first quarter with short- and long-term bond yields almost equal - a flat yield curve. Although municipal-bond yields are not quite flat, the difference between short- and long-term interest rates is the smallest it has been since 1989. Even if the Fed's interest rate hikes end soon, intermediate and long interest rates are still low relative to inflation.

In summary, the economy and financial markets in the U.S. are prospering and the fundamentals remain, in our view, healthy going forward. However, there are no guarantees in investing: we know from a long-view of history that sudden shifts can occur with little warning. We need only look to the natural disasters and political upheavals of 2005. As such, we continue to pursue our philosophy in stock and bond portfolio management: global resources dedicated to fundamental research in the pursuit of opportunities that offer an attractive balance of risk and reward to help our shareowners grow their assets.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/06
--------------------------------------------------------------------------------

Backed by persistent economic growth and healthy improvement in corporate profits, large-company stocks performed strongly during the 12 months ended March 31, 2006, overcoming the results of short-term volatility in the financial markets. In the following interview, Christopher M. Galizio and Stephen A. Balter, co-managers of Pioneer Fundamental Growth Fund, discuss the factors that affected Fund performance over the 12 months.

Q:   How did the Fund perform?

A: The Fund had positive results over its fiscal year. During the 12 months ended March 31, 2006, Pioneer Fundamental Growth Fund's Class A shares returned 11.10% at net asset value. In comparison, during the same period, the benchmark Russell 1000 Growth Index rose 13.14%, while the average return of the 691 funds in Lipper's large-cap growth category was 14.24%.

     Fund performance was positive, but some specific holdings hurt performance versus the benchmark index. We also trailed the Lipper competitive group average, primarily because we placed less emphasis on energy stocks than other growth funds that overweighted the energy sector.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that influenced performance during the 12 months?

A: Despite a series of intermittent concerns, including the effects of dramatically higher energy prices, devastation caused by hurricanes in the Gulf Coast, and international tensions, stocks continued to perform well over the fiscal year. Stock averages generally rose on the strength of a strong economic recovery, persisting since 2003, which has led to steadily growing profits and improving corporate balance sheets. Believing that the expansion was evolving from its early fast-growth stage, we began moving the portfolio's emphasis away from highly cyclical industries and toward companies with more reasonable valuations and greater

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     prospects to benefit from long-term secular changes to the economy and society. As we did so, we migrated away from the highly industrial companies that had done well in the early stages of the recovery. We moved the portfolio toward a greater focus on companies in sectors such as information technology, where companies were continuing to innovate and manufacture productivity-enhancing products, and health care, where trends such as the aging of the baby boom generation were producing rising demand for new services and products.

     Over the course of the 12 months, the markets were affected by the sharp rise in energy prices. While this rise helped drive extraordinarily good performance by companies in energy-related industries, other companies felt their effects. Retailers including industry-leading Wal-Mart, heavily dependent on spending by lower- and middle-income consumers, felt the effects of a squeeze on family budgets. Higher energy costs also contributed to inflationary pressures and to the profit margins of some industrial companies that began to feel the impacts of rising prices in metals and other commodities. Acting as a counter-force to these inflationary pressures, however, was the impact of technology-related productivity improvements, and the continued efforts of the Federal Reserve to restrain inflation by raising short-term interest rates. In that environment, information technology stocks performed well, helped principally by increased spending by corporate customers. Technology companies heavily dependent on sales of personal computers, however, were less successful as revenue growth slowed.

Q:   What types of investments had a positive impact on performance?

A: Our selections in health care helped substantially. Within the health-care sector, we tried to avoid the large-cap pharmaceutical companies, which were feeling the effects of competition from generic products as well as price pressures on drug costs, including from the Medicare program. We placed greater emphasis on smaller pharmaceutical companies as well as on biotechnology corporations. Two standout performers among our health-care holdings were IVAX and Endo Pharmaceuticals, both generic drug manufacturers. IVAX, which had an excellent pipeline of new and developing products, was acquired at a premium price by Teva, another generic manufacturer. The stock price for Endo appreciated during the year after the company gained approval for a generic version of OxyContin. In addition, AstraZeneca, a

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/06                              (continued)
--------------------------------------------------------------------------------

     European-based pharmaceutical company, and Cardinal Healthcare, a drug distribution company, both contributed to performance during the 12 months.

     Within the information-technology sector, we had excellent performance from Cisco Systems, a beneficiary of strong capital investments in information systems. The growth of Internet-based commerce led to healthy demand for the routers and other hardware for which Cisco is an industry leader. Other tech holdings that did well included Corning, a leader in the production of the technology for flat-panel televisions and computer monitors, and Texas Instruments, which experienced strong demand for its sophisticated semiconductors that are used in the latest generation of wireless phones.

     We also had good results from some consumer holdings, including pharmacy chain CVS, which gained new efficiencies through the acquisition of parts of the Eckerd chain, and Femsa, the Mexican bottling and brewing company that also operates the largest chain of convenience stores in Mexico.

Q:   What were some of the more disappointing investments?

A: Tyco International, an industrial conglomerate, failed to reach its growth targets as the efforts to turn around operations of some of its subsidiary companies did not meet expectations.

     Two health-care holdings also proved disappointing. Boston Scientific's stock price declined because of market unease over the company's successful bid to acquire another cardiac device manufacturer, Guidant. Orthopedic products company Biomet disappointed investors when it failed to meet its growth targets, resulting in the resignation of its long-time chief executive.

     Among our information technology positions, Dell was hurt by a slowdown and increased price competition of personal computer manufacturers, while Intel faced new competition from other semiconductor developers such as AMD.

     We have sold the position in Intel, but we continue to see value and hold positions in Tyco, Boston Scientific, Biomet and Dell.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What is your investment outlook?

A: We continue to maintain an emphasis on secular growth companies, especially in the technology sector, a group which accounted for almost 30% of Fund assets at the end of the fiscal year. We have added some companies that produce the infrastructure hardware for the Internet and that can benefit from continued advances in telecommunications technology. We have maintained an emphasis on health-care stocks, which comprised over 25% of assets on March 31, 2006. However, in health care we are more concerned about higher stock prices and the effects of expiring patent protection, increased competition and rising regulatory pressures.

     We believe the outlook for the overall economy is good, although corporations will feel the effects of higher interest rates on their borrowing costs and rising commodity and energy prices on their profit margins. In addition, stock prices are not as reasonable as they were a year ago.

     In this environment, we look for moderate results from the stock market, with the performance edge likely to come from fundamental analysis and stock selection - areas that are our focus.




At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       92.6%
Depositary Receipts for International Stocks              5.2
Temporary Cash Investment                                 2.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Information Technology                                        30.1%
Health Care                                                   25.2%
Consumer Discretionary                                        12.9%
Industrials                                                   11.4%
Consumer Staples                                               9.2%
Financials                                                     4.2%
Energy                                                         2.7%
Materials                                                      1.7%
Utilities                                                      1.6%
Telecommunication Services                                     1.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings) *

 1.   Microsoft Corp.                                               4.99%
 2.   Cisco Systems, Inc.                                           4.56
 3.   General Electric Co.                                          3.62
 4.   Texas Instruments, Inc.                                       3.54
 5.   Amgen, Inc.                                                   3.53
 6.   Macrovision Corp.                                             3.30
 7.   Home Depot, Inc.                                              3.08
 8.   Oracle Corp.                                                  3.00
 9.   Procter & Gamble Co.                                          2.94
10.   Johnson & Johnson                                             2.88

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

                       Class           3/31/06           3/31/05
                      -------         ---------          --------
                         A             $10.98             $11.28

                       Class           3/31/06           12/15/05
                      -------         ---------          --------
                         B             $10.95             $10.76
                         C             $10.95             $10.76

Distributions Per Share
--------------------------------------------------------------------------------

                                        4/1/05 - 3/31/06
                            -------------------------------------------
                                Net
                             Investment    Short-Term      Long-Term
              Class            Income     Capital Gains  Capital Gains
             -------        ------------ --------------- --------------
                A             $0.0578       $0.8736         $0.5742

                                         12/15/05 - 3/31/06
                            -------------------------------------------
                                Net
                             Investment    Short-Term      Long-Term
              Class            Income     Capital Gains  Capital Gains
             -------        ------------ --------------- --------------
                B             $ -           $ -             $ -
                C             $ -           $ -             $ -

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2006)
                                        Public
                          Net Asset    Offering
Period                      Value       Price
Life-of-Class
(8/22/02)                    9.75%      7.96%
1 Year                      11.10       4.70
--------------------------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

               Pioneer          Russell
             Fundamental         1000
             Growth Fund     Growth Index
8/02            9,425           10,000
3/03            8,866            9,500
3/04           11,765           12,559
3/05           12,412           12,705
3/06          $13,790          $14,374

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2006)

Period                        If         If
                             Held     Redeemed
Life-of-Class
(12/15/05)                   1.77%     -2.23%
--------------------------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

               Pioneer          Russell
             Fundamental         1000
             Growth Fund     Growth Index
12/05          10,000           10,000
3/06           $9,979          $10,309

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2006)

Period                        If         If
                             Held     Redeemed
Life-of-Class
(12/15/05)                   1.77%     0.77%
--------------------------------------------------------------------------------

[The following data was represented as a line chart in the printed material]

Value of $10,000 Investment

               Pioneer          Russell
             Fundamental         1000
             Growth Fund     Growth Index
12/05          10,000           10,000
3/06          $10,269          $10,309

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund

Based on actual returns from October 1, 2005 through March 31, 2006.

Share Class                          A              B              C
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 10/1/05**

Ending Account Value             $1,044.37      $1,017.70      $1,017.70
On 3/31/06

Expenses Paid During Period*     $    6.44      $   21.69      $   21.69

* Expenses are equal to the Fund's annualized expense ratio of 1.29%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) (107/365 for Class B and Class C shares).

**   12/15/05 for Class B and Class C shares.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from October 1, 2005 through March 31, 2006.

Share Class                          A              B              C
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 10/1/05**

Ending Account Value             $1,018.52      $1,008.35      $1,008.35
On 3/31/06

Expenses Paid During Period*     $    6.36      $   21.59      $   21.59

* Expenses are equal to the Fund's annualized expense ratio of 1.29%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) (107/365 for Class B and Class C shares).

**   12/15/05 for Class B and Class C shares.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/06
--------------------------------------------------------------------------------

  Shares                                                              Value
              COMMON STOCKS - 98.8%
              Energy - 2.7%
              Coal & Consumable Fuels - 1.1%
   600        Massey Energy Co.                                  $   21,642
                                                                 ----------
              Integrated Oil & Gas - 1.6%
   300        ConocoPhillips                                     $   18,944
   490        Repsol SA (A.D.R.) (b)                                 13,965
                                                                 ----------
                                                                 $   32,909
                                                                 ----------
              Total Energy                                       $   54,551
                                                                 ----------
              Materials - 1.7%
              Diversified Chemical - 1.2%
   590        Dow Chemical Co.                                   $   23,954
                                                                 ----------
              Industrial Gases - 0.5%
   200        Praxair, Inc.                                      $   11,030
                                                                 ----------
              Total Materials                                    $   34,984
                                                                 ----------
              Capital Goods - 11.2%
              Aerospace & Defense - 2.3%
   100        L-3 Communications Holdings, Inc.                  $    8,579
   640        United Technologies Corp.                              37,101
                                                                 ----------
                                                                 $   45,680
                                                                 ----------
              Building Products - 1.4%
   680        American Standard Companies, Inc.                  $   29,145
                                                                 ----------
              Construction, Farm Machinery & Heavy Trucks - 0.6%
   160        Deere & Co.                                        $   12,648
                                                                 ----------
              Industrial Conglomerates - 6.9%
 2,100        General Electric Co.                               $   73,038
   490        3M Co.                                                 37,088
 1,170        Tyco International, Ltd.                               31,450
                                                                 ----------
                                                                 $  141,576
                                                                 ----------
              Total Capital Goods                                $  229,049
                                                                 ----------
              Consumer Services - 2.2%
              Education Services - 0.7%
   390        Career Education Corp.*                            $   14,715
                                                                 ----------


   The accompanying notes are an integral part of these financial statements. 15

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/06                                      (continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
              Hotels, Resorts & Cruise Lines - 1.4%
   600        Carnival Corp.                                     $   28,421
                                                                 ----------
              Restaurants - 0.1%
   108        Tim Hortons, Inc.*                                 $    2,867
                                                                 ----------
              Total Consumer Services                            $   46,003
                                                                 ----------
              Media - 3.0%
              Advertising - 0.4%
   100        Omnicom Group                                      $    8,325
                                                                 ----------
              Broadcasting & Cable TV - 2.0%
 4,840        Liberty Media Corp.*                               $   39,736
                                                                 ----------
              Movies & Entertainment - 0.6%
   320        Viacom, Inc. (Class B)                             $   12,416
                                                                 ----------
              Total Media                                        $   60,477
                                                                 ----------
              Retailing - 7.5%
              Apparel Retail - 4.5%
   700        Abercrombie & Fitch Co.                            $   40,810
   840        Ross Stores, Inc.                                      24,520
 1,030        TJX Companies, Inc.                                    25,565
                                                                 ----------
                                                                 $   90,895
                                                                 ----------
              Home Improvement Retail - 3.0%
 1,470        Home Depot, Inc.                                   $   62,181
                                                                 ----------
              Total Retailing                                    $  153,076
                                                                 ----------
              Food & Drug Retailing - 1.9%
              Drug Retail - 1.9%
 1,320        CVS Corp.                                          $   39,428
                                                                 ----------
              Total Food & Drug Retailing                        $   39,428
                                                                 ----------
              Food, Beverage & Tobacco - 3.6%
              Soft Drinks - 0.9%
   200        Fomento Economico Mexicano SA de C.V.              $   18,332
                                                                 ----------
              Tobacco - 2.7%
   780        Altria Group, Inc.                                 $   55,271
                                                                 ----------
              Total Food, Beverage & Tobacco                     $   73,603
                                                                 ----------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                              Value
              Household & Personal Products - 3.6%
              Household Products - 2.9%
 1,030        Procter & Gamble Co.                               $   59,349
                                                                 ----------
              Personal Products - 0.7%
   430        Avon Products, Inc.                                $   13,403
                                                                 ----------
              Total Household & Personal Products                $   72,752
                                                                 ----------
              Health Care Equipment & Services - 10.9%
              Health Care Distributors - 1.8%
   490        Cardinal Health, Inc.                              $   36,515
                                                                 ----------
              Health Care Equipment - 5.8%
   640        Biomet, Inc.                                       $   22,733
 2,410        Boston Scientific Corp.*                               55,551
   510        Guidant Corp.                                          39,811
                                                                 ----------
                                                                 $  118,095
                                                                 ----------
              Health Care Services - 1.1%
   890        IMS Health, Inc.                                   $   22,935
                                                                 ----------
              Health Care Supplies - 1.1%
   420        Cooper Companies, Inc.                             $   22,693
                                                                 ----------
              Managed Health Care - 1.1%
   400        United Healthcare Group, Inc.                      $   22,344
                                                                 ----------
              Total Health Care Equipment & Services             $  222,582
                                                                 ----------
              Pharmaceuticals & Biotechnology - 14.0%
              Biotechnology - 6.3%
   980        Amgen, Inc.*                                       $   71,295
 1,000        Cubist Pharmaceuticals, Inc.*                          22,970
   290        Gilead Sciences, Inc.*                                 18,043
   440        Vertex Pharmaceuticals, Inc.*                          16,100
                                                                 ----------
                                                                 $  128,408
                                                                 ----------
              Pharmaceuticals - 7.7%
   590        Astrazeneca Plc (A.D.R.)                           $   29,636
   500        Eli Lilly & Co.                                        27,650
   980        Johnson & Johnson                                      58,036
   666        Par Pharmaceutical Co., Inc.*                          18,768


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/06                                      (continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
              Pharmaceuticals - continued
   578        Teva Pharmaceutical Industries, Ltd.               $   23,802
                                                                 ----------
                                                                 $  157,892
                                                                 ----------
              Total Pharmaceuticals & Biotechnology              $  286,300
                                                                 ----------
              Banks - 0.5%
              Diversified Banks - 0.5%
   190        Wachovia Corp.                                     $   10,650
                                                                 ----------
              Total Banks                                        $   10,650
                                                                 ----------
              Diversified Financials - 2.7%
              Consumer Finance - 1.5%
   600        American Express Co.                               $   31,530
                                                                 ----------
              Investment Banking & Brokerage - 1.2%
   300        Merrill Lynch & Co., Inc.                          $   23,628
                                                                 ----------
              Total Diversified Financials                       $   55,158
                                                                 ----------
              Insurance - 0.9%
              Multi-Line Insurance - 0.9%
   290        American International Group, Inc.                 $   19,166
                                                                 ----------
              Total Insurance                                    $   19,166
                                                                 ----------
              Software & Services - 11.2%
              Systems Software - 11.2%
 3,009        Macrovision Corp.*                                 $   66,649
 3,700        Microsoft Corp.                                       100,676
 4,420        Oracle Corp.*                                          60,510
                                                                 ----------
                                                                 $  227,835
                                                                 ----------
              Total Software & Services                          $  227,835
                                                                 ----------
              Technology Hardware & Equipment - 14.2%
              Communications Equipment - 9.1%
 4,250        Cisco Systems, Inc.*                               $   92,098
   500        Corning, Inc.*                                         13,455
   145        F5 Networks, Inc.*                                     10,511
 2,300        Juniper Networks, Inc.*                                43,976
 1,100        Motorola, Inc.                                         25,201
                                                                 ----------
                                                                 $  185,241
                                                                 ----------


18   The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                              Value
              Computer Hardware - 5.1%
   440        Apple Computer, Inc.*                              $   27,597
 1,950        Dell, Inc.*                                            58,031
   800        Palm, Inc.*(b)                                         18,528
                                                                 ----------
                                                                 $  104,156
                                                                 ----------
              Total Technology Hardware & Equipment              $  289,397
                                                                 ----------
              Semiconductors - 4.5%
              Semiconductors - 4.5%
   200        Himax Technologies, Inc. (A.D.R.)*                 $    1,750
 2,200        Texas Instruments, Inc.                                71,434
   700        Xilinx, Inc.*(b)                                       17,822
                                                                 ----------
                                                                 $   91,006
                                                                 ----------
              Total Semiconductors                               $   91,006
                                                                 ----------
              Telecommunication Services - 1.0%
              Wireless Telecommunication Services - 1.0%
   980        Vodafone Group Plc (A.D.R.)                        $   20,482
                                                                 ----------
              Total Telecommunication Services                   $   20,482
                                                                 ----------
              Utilities - 1.5%
              Independent Power Producer & Energy Traders - 1.5%
   700        TXU Corp.                                          $   31,332
                                                                 ----------
              Total Utilities                                    $   31,332
                                                                 ----------
              TOTAL COMMON STOCKS
              (Cost $1,897,159)                                  $2,017,831
                                                                 ----------
              TEMPORARY CASH INVESTMENT - 2.2%
              Security Lending Collateral - 2.2%
44,227        Securities Lending Investment Fund, 4.67%          $   44,227
                                                                 ----------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $44,227)                                     $   44,227
                                                                 ----------
              TOTAL INVESTMENT IN SECURITIES - 101.0%
              (Cost $1,941,386)(a)                               $2,062,058
                                                                 ----------
              OTHER ASSETS AND LIABILITIES - (1.0)%              $  (20,017)
                                                                 ----------
              TOTAL NET ASSETS - 100.0%                          $2,042,041
                                                                 ==========


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/06                                      (continued)
--------------------------------------------------------------------------------

*          Non-income producing security.

(A.D.R.)   American Depositary Receipt.

(a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $1,959,442 was as follows:

               Aggregate gross unrealized gain for all investments
               in which there is an excess of value over tax cost       $161,073
               Aggregate gross unrealized loss for all investments
               in which there is an excess of tax cost over value        (58,457)
                                                                        --------
               Net unrealized gain                                      $102,616
                                                                        ========

(b)        At March 31, 2006, the following securities were out on loan:

            Shares               Security                                 Value
               665               Palm, Inc.*                            $15,401
               465               Repsol SA (A.D.R.)                      13,253
               570               Xilinx, Inc.*                           14,512
                                                                        -------
                                 Total                                  $43,166
                                                                        =======

Purchases and sales of securities (excluding temporary cash investments) for the year ended March 31, 2006 aggregated $1,915,989 and $1,802,769, respectively.


20  The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $43,166) (cost $1,941,386)                              $2,062,058
  Cash                                                                    53,484
  Receivables -
    Investment securities sold                                            42,393
    Dividends, interest and foreign taxes withheld                         1,752
    Due from Pioneer Investment Management, Inc.                          20,828
  Other                                                                    1,954
                                                                      ----------
     Total assets                                                     $2,182,469
                                                                      ----------
LIABILITIES:
  Payables -
    Investment securities purchased                                   $   35,412
    Upon return of securities loaned                                      44,227
  Due to affiliates                                                        8,857
  Accrued expenses                                                        51,932
                                                                      ----------
     Total liabilities                                                $  140,428
                                                                      ----------
NET ASSETS:
  Paid-in capital                                                     $1,885,621
  Accumulated net realized gain on investments                            35,748
  Net unrealized gain on investments                                     120,672
                                                                      ----------
     Total net assets                                                 $2,042,041
                                                                      ----------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,728,979/157,423 shares)                        $    10.98
                                                                      ==========
  Class B (based on $211,005/19,262 shares)                           $    10.95
                                                                      ==========
  Class C (based on $102,057/9,321 shares)                            $    10.95
                                                                      ==========
MAXIMUM OFFERING PRICE:
  Class A ($10.98 [divided by] 94.25%)                                $    11.65
                                                                      ==========


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 3/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $208)          $19,766
  Interest                                                     1,310
  Income from securities loaned, net                             144
                                                             -------
     Total investment income                                                $  21,220
                                                                            ---------
EXPENSES:
  Management fees                                            $13,387
  Transfer agent fees and expenses
    Class A                                                    3,712
    Class B                                                    1,485
    Class C                                                      848
  Distribution fees
    Class A                                                    1,052
    Class B                                                      452
    Class C                                                      289
  Administrative reimbursements                               18,570
  Custodian fees                                              16,706
  Registration fees                                            2,497
  Professional fees                                           35,476
  Printing expense                                             7,869
  Fees and expenses of nonaffiliated trustees                  8,348
  Miscellaneous                                                2,168
                                                             -------
     Total expenses                                                         $ 112,859
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                            (89,263)
     Less fees paid indirectly                                                     (3)
                                                                            ---------
     Net expenses                                                           $  23,593
                                                                            ---------
       Net investment loss                                                  $  (2,373)
                                                                            ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          $ 134,416
                                                                            ---------
  Change in net unrealized gain on investments                              $  56,151
                                                                            ---------
    Net gain on investments                                                 $ 190,567
                                                                            ---------
    Net increase in net assets resulting from operations                    $ 188,194
                                                                            =========


22   The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 3/31/06 and 3/31/05

                                                            Year Ended       Year Ended
                                                              3/31/06          3/31/05
FROM OPERATIONS:
Net investment income (loss)                               $   (2,373)      $    8,657
Net realized gain on investments                              134,416          272,479
Change in net unrealized gain (loss) on investments            56,151         (189,108)
                                                           ----------       ----------
    Net increase in net assets resulting from
     operations                                            $  188,194       $   92,028
                                                           ----------       ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.06 and $0.00 per share, respectively)      $   (8,670)      $        -
Net realized gain:
    Class A ($1.45 and $1.27 per share, respectively)        (217,170)        (189,810)
                                                           ----------       ----------
     Total distributions to shareowners                    $ (225,840)      $ (189,810)
                                                           ----------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $  390,524       $        -
Cost of shares repurchased                                     (2,684)               -
                                                           ----------       ----------
    Net increase in net assets resulting from
     Fund share transactions                               $  387,840       $        -
                                                           ----------       ----------
    Net increase (decrease) in net assets                  $  350,194       $  (97,782)
NET ASSETS:
Beginning of year                                           1,691,847        1,789,629
                                                           ----------       ----------
End of year (including undistributed net investment
  income of $0 and $8,657, respectively)                   $2,042,041       $1,691,847
                                                           ==========       ==========

CLASS A*                                                   '06 Shares       '06 Amount
Shares sold                                                     7,674       $   83,794
Less shares repurchased                                          (251)          (2,684)
                                                           ----------       ----------
    Net increase                                                7,423       $   81,110
                                                           ==========       ==========
CLASS B*
Shares sold                                                    19,262       $  206,489
                                                           ----------       ----------
    Net increase                                               19,262       $  206,489
                                                           ==========       ==========
CLASS C*
Shares sold                                                     9,321       $  100,241
                                                           ----------       ----------
    Net increase                                                9,321       $  100,241
                                                           ==========       ==========

* Class A, Class B and Class C shares were first publicly offered on December 15, 2005.


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                     8/22/02 (a)
                                                                             Year Ended   Year Ended   Year Ended        to
                                                                               3/31/06      3/31/05      3/31/04      3/31/03
                                                                               -------      -------      -------      -------
Class A
Net asset value, beginning of period                                           $ 11.28      $ 11.93      $  8.99      $ 10.00
                                                                               -------      -------      -------      -------
Increase (decrease) from investment operations:
  Net investment income (loss)                                                 $ (0.01)     $  0.06      $ (0.03)     $ (0.01)
  Net realized and unrealized gain (loss) on investments                          1.22         0.56         2.97        (1.00)
                                                                               -------      -------      -------      -------
Net increase (decrease) in net assets from investment operations               $  1.21      $  0.62      $  2.94      $ (1.01)
                                                                               -------      -------      -------      -------
Distributions to shareowners:
  Net investment income                                                          (0.06)           -            -            -
  Net realized gain                                                              (1.45)       (1.27)           -            -
                                                                               -------      -------      -------      -------
Net increase (decrease) in net asset value                                     $ (0.30)     $ (0.65)     $  2.94      $ (1.01)
                                                                               -------      -------      -------      -------
Net asset value, end of period                                                 $ 10.98      $ 11.28      $ 11.93      $  8.99
                                                                               =======      =======      =======      =======
Total return*                                                                    11.10%        5.50%       32.70%      (10.10)%
Ratio of net expenses to average net assets+                                      1.29%        1.30%        1.30%        1.30%**
Ratio of net investment income (loss) to average net assets+                     (0.11)%       0.51%       (0.33)%      (0.27)%**
Portfolio turnover rate                                                            102%         236%          41%           6%
Net assets, end of period (in thousands)                                       $ 1,729      $ 1,692      $ 1,790      $ 1,349
Ratios with no waiver of management fees and assumption of expenses by
  PIM and no reductions for fees paid indirectly:
  Net expenses                                                                    6.09%        6.00%        5.38%***    13.80%**
  Net investment loss                                                            (4.91)%      (4.20)%      (4.41)%***  (12.77)%**
Ratios with waiver of management fees and assumption of expenses by
  PIM and reductions for fees paid indirectly:
  Net expenses                                                                    1.29%        1.30%        1.30%        1.30%**
  Net investment income (loss)                                                   (0.11)%       0.51%       (0.33)%      (0.27)%**

(a) Class A shares commenced operations on August 22, 2002 and were first publicly offered on December 15, 2005.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account. Total return is not annualized.
**     Annualized.
*** In the absence of the negative registration fees in the statement of operations, which relates to a change in estimate for registration fees in the period ended March 2003, the gross expense ratio to average net assets would have been 5.31%. As a result of the expense limitation arrangement (see footnote 2), there would be no effect on the per share operating performance, total return and the net expense and net investment loss ratios to average net assets.
+      Ratios with no reduction for fees paid indirectly.


24   The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       12/15/05 (a)
                                                                           to
                                                                        3/31/06
                                                                       ---------
Class B
Net asset value, beginning of period                                   $   10.76
                                                                       ---------
Increase (decrease) from investment operations:
  Net investment loss                                                  $   (0.02)
  Net realized and unrealized gain on investments                           0.21
                                                                       ---------
Net increase in net assets from investment operations                  $    0.19
                                                                       ---------
Net asset value, end of period                                         $   10.95
                                                                       =========
Total return*                                                               1.77%(b)
Ratio of net expenses to average net assets+                                2.15%**
Ratio of net investment loss to average net assets+                        (0.71)%**
Portfolio turnover rate                                                      102%
Net assets, end of period (in thousands)                               $     211
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reductions for fees
  paid indirectly:
  Net expenses                                                             11.90%**
  Net investment loss                                                     (10.46)%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reductions for fees paid indirectly:
  Net expenses                                                              2.15%**
  Net investment loss                                                      (0.71)%**

(a)    Class B shares were first publicly offered on December 15, 2005.
(b)    Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**     Annualized.
+      Ratios with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       12/15/05 (a)
                                                                           to
                                                                        3/31/06
                                                                       ---------
Class C
Net asset value, beginning of period                                   $   10.76
                                                                       ---------
Increase (decrease) from investment operations:
  Net investment loss                                                  $   (0.02)
  Net realized and unrealized gain on investments                           0.21
                                                                       ---------
Net increase in net assets from investment operations                  $    0.19
                                                                       ---------
Net asset value, end of period                                         $   10.95
                                                                       =========
Total return*                                                               1.77%(b)
Ratio of net expenses to average net assets+                                2.15%**
Ratio of net investment loss to average net assets+                        (0.80)%**
Portfolio turnover rate                                                      102%
Net assets, end of period (in thousands)                               $     102
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reductions for fees
  paid indirectly:
  Net expenses                                                             11.50%**
  Net investment loss                                                     (10.15)%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reductions for fees paid indirectly:
  Net expenses                                                              2.15%**
  Net investment loss                                                      (0.80)%**

(a)    Class C shares were first publicly offered on December 15, 2005.
(b)    Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**     Annualized.
+      Ratios with no reduction for fees paid indirectly.


26  The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/06
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Fundamental Growth Fund (the Fund), formerly Pioneer Large Cap Growth Fund, is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on March 12, 2002, and commenced operations on August 22, 2002. Prior to August 22, 2002, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The Fund's shares, including Class A shares, were first publicly offered on December 15, 2005. Prior to December 15, 2005 all Fund shares outstanding were owned by PFD. The Fund's investment objective is to seek long-term capital growth.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/06                                (continued)
--------------------------------------------------------------------------------

     are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. As of March 31, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividends and interest are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's investment risks.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions paid during the years ended March 31, 2005 and March 31, 2006 were as follows:

--------------------------------------------------------------------------------
                                             2006          2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                           $ 139,710      $   6,855
Long-term capital gain                       86,130        182,955
                                          ---------      ---------
     Total                                $ 225,840      $ 189,810
                                          =========      =========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at March 31, 2006.

--------------------------------------------------------------------------------
                                                           2006
--------------------------------------------------------------------------------
Undistributed ordinary income                            $   9,949
Undistributed long-term gain                                43,855
Unrealized appreciation                                    102,616
                                                         ---------
     Total                                               $ 156,420
                                                         =========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

     At March 31, 2006, the Fund has reclassified $2,386 to decrease distributions in excess of net investment income and $2,386 to decrease accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/06                                (continued)
--------------------------------------------------------------------------------

     Italiano), earned $44 in underwriting commissions on the sale of Class A shares during the year ended March 31, 2006.

D.   Security Lending

     The Fund lends securities in the portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     each class and the ratable allocation of related out-of-pocket expense (see
     Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations became effective December 15, 2005 and are in effect through August 1, 2008 for Class A shares and through August 1, 2006 for Class B and Class C shares. Prior to December 15, 2005, Pioneer had voluntarily agreed not to charge all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class A expenses to 1.30% of the Fund's average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2006, $235 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/06                                (continued)
--------------------------------------------------------------------------------

negotiated rates. Included in due to affiliates is $7,231 in transfer agent fees payable to PIMSS at March 31, 2006.

4.   Distribution Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $1,391 in distribution fees payable to PFD at March 31, 2006.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective December 15, 2005, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares subscribed on or after December 15, 2005 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended March 31, 2006, there were no CDSCs paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended March 31, 2006, the Fund's expenses were reduced by $3 under such arrangements.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended March 31, 2006, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2006 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 12.23%.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Fundamental Growth Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Fundamental Growth Fund (formerly Pioneer Large Cap Growth Fund) (the "Fund"), including the schedule of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Fundamental Growth Fund at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
May 12, 2006

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the break points in the Fund's management fee and of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one year period for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the break points in the Fund's management fee and of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance, as well as the Fund's performance based upon total return compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance, based on total return, was in the first quintile of the peer group for the 12 months ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

     concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Trust's expense ratio for the 12 months ended June 30, 2005 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Trust's expense ratio (after giving effect to expense limitations) was in the second quintile of the applicable peer group for the most recent fiscal year of the peer

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     group. The Trustees concluded that the Trust's expense ratio was capped at a level that was reasonable relative to comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered whether the Fund has appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a breakpoint in the management fee was not necessary. As the assets increase, the Trustees will continue to evaluate annually the appropriateness of breakpoints.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

     further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serve as a Trustee of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West serve as Trustees for 35 of the 91 Pioneer Funds. The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held         Length of Service      Principal Occupation                    Other Directorships
Name and Age              With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
John F. Cogan, Jr. (79)*  Chairman of the        Trustee since 2002.    Deputy Chairman and a Director of       Chairman and
                          Board,                 Serves until successor Pioneer Global Asset Management S.p.A.  Director of ICI
                          Trustee and President  trustee is elected or  ("PGAM"); Non-Executive Chairman and a  Mutual Insurance
                                                 earlier retirement or  Director of Pioneer Investment          Company; Director of
                                                 removal.               Management USA Inc. ("PIM-USA");        Harbor Global
                                                                        Chairman and a Director of Pioneer;     Company, Ltd.
                                                                        Director of Pioneer Alternative
                                                                        Investment Management Limited
                                                                        (Dublin); President and a Director of
                                                                        Pioneer Alternative Investment
                                                                        Management (Bermuda) Limited and
                                                                        affiliated funds; Director of
                                                                        PIOGLOBAL Real Estate Investment Fund
                                                                        (Russia); Director of Nano-C, Inc.
                                                                        (since 2003); Director of Cole
                                                                        Investment Corporation (since 2004);
                                                                        Director of Fiduciary Counseling Inc.;
                                                                        President and Director of Pioneer
                                                                        Funds Distributor, Inc. ("PFD");
                                                                        President of all of the Pioneer Funds;
                                                                        and Of Counsel, Wilmer Cutler
                                                                        Pickering Hale and Dorr LLP (counsel
                                                                        to PIM-USA and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**     Trustee and            Trustee since 2003.    President and Chief Executive Officer,  None
                          Executive Vice         Serves until successor PIM-USA since May 2003 (Director since
                          President              trustee is elected or  January 2001); President and Director earlier retirement or  of Pioneer since May 2003; Chairman
                                                 removal.               and Director of Pioneer Investment
                                                                        Management Shareholder Services, Inc.
                                                                        ("PIMSS") since May 2003; Executive
                                                                        Vice President of all of the Pioneer
                                                                        Funds since June 2003; Executive Vice
                                                                        President and Chief Operating Officer
                                                                        of PIM-USA, November 2000 to May 2003.
**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and               Positions Held     Length of Service        Principal Occupation                    Other Directorships
Address                     With the Fund      and Term of Office       During Past Five Years                  Held by this Trustee
David R. Bock **(62)        Trustee            Trustee since 2005.      Senior Vice President and Chief         Director of The
3050 K. Street NW,                             Serves until successor   Financial Officer, I-trax, Inc.         Enterprise Social
Washington, DC 20007                           trustee is elected or    (publicly traded health care services   Investment Company
                                               earlier retirement or    company) (2001 - present); Managing     (privately-held
                                               removal.                 Partner, Federal City Capital Advisors  affordable housing
                                                                        (boutique merchant bank) (2002 to       finance company);
                                                                        2004); Executive Vice President and     Director of New York
                                                                        Chief Financial Officer, Pedestal Inc.  Mortgage Trust
                                                                        (internet-based mortgage trading        (publicly traded
                                                                        company) (2000 - 2002).                 mortgage REIT)
**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)           Trustee            Trustee since 2002.      President, Bush International           Director of Brady
3509 Woodbine Street,                          Serves until             (international financial advisory       Corporation
Chevy Chase, MD 20815                          successor trustee        firm).                                  (industrial
                                               is elected or earlier                                            identification and
                                               retirement or removal.                                           specialty coated
                                                                                                                material products
                                                                                                                manufacturer),
                                                                                                                Mortgage Guaranty
                                                                                                                Insurance
                                                                                                                Corporation, and
                                                                                                                Briggs & Stratton,
                                                                                                                Inc. (engine
                                                                                                                manufacturer)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)   Trustee            Trustee since 2002.      Founding Director, The Winthrop Group,  None
1001 Sherbrooke Street West,                   Serves until successor   Inc. (consulting firm); Desautels,
Montreal, Quebec, Canada                       trustee is elected or    Faculty of Management, McGill
H3A 1G5                                        earlier retirement or    University.
                                               removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Name, Age and               Positions Held     Length of Service        Principal Occupation                    Other Directorships
Address                     With the Fund      and Term of Office       During Past Five Years                  Held by this Trustee
Thomas J. Perna (55)        Trustee            Trustee since 2006.      Private investor (2004 - present);      Director of
89 Robbins Avenue,                             Serves until successor   Senior Executive Vice President, The    Quadriserv Inc.
Berkeley Heights, NJ 07922                     trustee is elected or    Bank of New York (financial and         (technology products
                                               earlier retirement or    securities services) (1986 - 2004).     for securities
                                               removal.                                                         lending industry)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)    Trustee            Trustee since 2002.      President and Chief Executive Officer,  Director of New
One Boston Place, 28th Floor,                  Serves until successor   Newbury, Piret & Company, Inc.          America High Income
Boston, MA 02108                               trustee is elected or    (investment banking firm).              Fund, Inc.
                                               earlier retirement or                                            (closed-end
                                               removal.                                                         investment company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)        Trustee            Trustee since 2002.      Senior Counsel, Sullivan & Cromwell     Director, The Swiss
125 Broad Street,                              Serves until successor   (law firm).                             Helvetia Fund, Inc.
New York, NY 10004                             trustee is elected or                                            (closed-end
                                               earlier retirement or                                            investment company)
                                               removal.                                                         and AMVESCAP PLC
                                                                                                                (investment
                                                                                                                managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)              Trustee        Trustee since 2002.      President, John Winthrop & Co., Inc.    None
One North Adgers Wharf,                        Serves until successor   (private investment firm).
Charleston, SC 29401                           trustee is elected or
                                               earlier retirement or
                                               removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held     Length of Service        Principal Occupation                    Other Directorships
Name and Age                With the Fund      and Term of Office       During Past Five Years                  Held by this Officer
Dorothy E. Bourassa (58)    Secretary          Since September,         Secretary of PIM-USA; Senior Vice       None
                                               2002. Serves             President - Legal of Pioneer; and
                                               at the discretion of     Secretary/Clerk of most of PIM-USA's
                                               the Board.               subsidiaries; Secretary of all of the
                                                                        Pioneer Funds since September 2003
                                                                        (Assistant Secretary from November
                                                                        2000 to September 2003).
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (41)  Assistant          Since September,         Assistant Vice President and Senior     None
                            Secretary          2003. Serves at          Counsel of Pioneer since July 2002;
                                               the discretion of        Vice President and Senior Counsel of
                                               the Board.               BISYS Fund Services, Inc. (April 2001
                                                                        to June 2002); Senior Vice President
                                                                        and Deputy General Counsel of Funds
                                                                        Distributor, Inc. (July 2000 to April
                                                                        2001; Assistant Secretary of all
                                                                        Pioneer Funds since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)        Assistant          Since September,         Partner, Wilmer Cutler Pickering Hale   None
                            Secretary          2003. Serves at          and Dorr LLP; Assistant Secretary of
                                               the discretion of        all Pioneer Funds since September
                                               the Board.               2003.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)           Treasurer          Since November,          Vice President - Fund Accounting,       None
                                               2000. Serves at          Administration and Custody Services of
                                               the discretion of        Pioneer; and Treasurer of all of the
                                               the Board.               Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)        Assistant          Since November,          Deputy Treasurer of Pioneer since       None
                            Treasurer          2004. Serves             2004; Treasurer and Senior Vice
                                               at the discretion        President, CDC IXIS Asset Management
                                               of the Board.            Services from 2002 to 2003; Assistant
                                                                        Treasurer and Vice President, MFS
                                                                        Investment Management from 1997 to
                                                                        2002; and Assistant Treasurer of all
                                                                        of the Pioneer Funds since November
                                                                        2004.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fundamental Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            Positions Held     Length of Service        Principal Occupation                    Other Directorships
Name and Age                With the Fund      and Term of Office       During Past Five Years                  Held by this Officer
Luis I. Presutti (40)       Assistant          Since 2002. Serves       Assistant Vice President - Fund         None
                            Treasurer          at the discretion        Accounting, Administration and Custody
                                               of the Board.            Services of Pioneer; and Assistant
                                                                        Treasurer of all of the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)          Assistant          Since 2002.              Fund Accounting Manager - Fund          None
                            Treasurer          Serves at the            Accounting, Administration and Custody
                                               discretion of            Services of Pioneer; and Assistant
                                               the Board.               Treasurer of all of the Pioneer Funds
                                                                        since May 2002.
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (32) Assistant          Since September,         Fund Administration Manager - Fund      None
                            Treasurer          2002. Serves             Accounting, Administration and Custody
                                               at the discretion of     Services since June 2003; Assistant
                                               the Board.               Vice President - Mutual Fund
                                                                        Operations of State Street Corporation
                                                                        from June 2002 to June 2003 (formerly
                                                                        Deutsche Bank Asset Management);
                                                                        Pioneer Fund Accounting,
                                                                        Administration and Custody Services
                                                                        (Fund Accounting Manager from August
                                                                        1999 to May 2002); Assistant Treasurer
                                                                        of all Pioneer Funds since September
                                                                        2003.
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)     Chief Compliance   Since March, 2006.       Chief Compliance Officer of Pioneer     None
                            Officer            Serves at the            and Pioneer Funds since March 2006;
                                               discretion of            Vice President and Senior Counsel of
                                               the Board.               Pioneer since September 2004; and
                                                                        Senior Vice President and Counsel,
                                                                        State Street Research & Management
                                                                        Company (February 1998 to September
                                                                        2004).
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


46
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $27,600 in 2006 and $24,000 in 2005.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended March 31, 2006 and 2005.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $6,800 and $6,000 in 2006 and 2005, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

All Other Fees
There were no fees for other services provided to the Fund during the fiscal years ended March 31, 2006 and 2005.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

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GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended March 31, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $6,800 in 2006 and $7,100 in 2005.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  May 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2006

* Print the name and title of each signing officer under his or her signature.